Financial Assets And Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 166,762
Proceeds from loans	261,526
Principal paid on lease liabilities	(1,310)
Interest paid on lease liabilities	(593)
Repayments of loans	(214,353)
Interest and bank fees paid	(5,369)
Total changes from financing cash flows	39,901
The effect of changes in foreign exchange rates	(210)
Change in fair value of derivative warrant liabilities	(502)
New leases	225
Governmental loan receivable	919
Interest and bank fees expenses	6,704
Total liability-related other changes	7,346
Ending Balance	213,799
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	133,627
Proceeds from loans	261,526
Repayments of loans	(214,353)
Interest and bank fees paid	(5,369)
Total changes from financing cash flows	41,804
The effect of changes in foreign exchange rates	213
New warrants issued	(3,893)
Governmental loan receivable	919
Interest and bank fees expenses	6,111
Total liability-related other changes	3,137
Ending Balance	178,781
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	5,834
Total changes from financing cash flows	0
The effect of changes in foreign exchange rates	(251)
New warrants issued	3,893
Change in fair value of derivative warrant liabilities	(502)
Total liability-related other changes	3,391
Ending Balance	8,974
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	27,301
Principal paid on lease liabilities	(1,310)
Interest paid on lease liabilities	(593)
Total changes from financing cash flows	(1,903)
The effect of changes in foreign exchange rates	(172)
New leases	225
Interest and bank fees expenses	593
Total liability-related other changes	818
Ending Balance	€ 26,044